Document And Entity Information	Sep. 04, 2024
Document Information [Line Items]
Entity, Registrant Name	Azenta, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 04, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-25434
Entity, Tax Identification Number	04-3040660
Entity, Address, Address Line One	200 Summit Drive
Entity, Address, City or Town	Burlington
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01803
City Area Code	978
Local Phone Number	262-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AZTA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000933974